Commitments - Capital commitments (Details) - GBP (£)	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Property, plant and equipment
Capital commitments
Capital commitments	£ 2,166,000	£ 5,152,000	£ 2,090,000
Other intangible assets
Capital commitments
Capital commitments	£ 0	£ 0	£ 192,000